Impairment and Reversal of Impairment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary Impairment Expense in CGUs

The Company’s impairment expense (reversal of impairment) in respect of the following CGUs for the years ended December 31 were as follows:

	2018	2017
Peñasquito	$1,747	$—
Éléonore	1,633	—
Cerro Negro	683	—
Red Lake	664	889
Porcupine	—	(99)
Pueblo Viejo	—	(557)
Other (1)	—	11
Total impairment expense, net	$4,727	$244

(1)	Includes impairment reversal, net, recognized for Los Filos in 2017 and impairment expense for Cerro Blanco in 2017 (notes 8(a), (b)).

Summary of Metal Prices Assumptions Used in Impairment Assessments

	At December 31, 2018		At December 31, 2017

Metal price assumptions	2019/2020	2021 and long-term	2018/2019	2020 and long-term
Gold (per ounce)	$1,250	$1,300	$1,300	$1,300
Zinc (per pound)	1.10	1.15	1.30	1.15
Silver (per ounce)	16.00	18.00	19.00	18.00
Lead (per pound)	0.95	1.00	1.10	1.00
Copper (per pound)	2.75	3.00	2.75	3.00